Restatement of Prior Period (Details 2) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance, amount	$ 13,068,600		$ 27,136,200	$ 14,792,600	$ 25,489,500	$ 17,538,100	$ 26,224,800
Balance, amount	14,792,600	$ 17,538,100	25,489,500	17,538,100	26,224,800	26,224,800	11,721,400
Net loss	$ (2,370,500)		$ (1,535,000)	(4,079,400)	(2,105,300)	(13,668,100)	(3,672,500)
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount						2,727,200	16,074,000
Foreign currency translation adjustment				88,600		(86,200)	(9,200)
Unrealized holding loss on investment securities, net of tax						(10,200)
Stock-based compensation				1,236,700		2,350,600	2,108,000
Effect of Restatement [Member]
Balance, amount		(8,440,900)				(8,023,700)
Balance, amount		(8,023,700)		(8,023,700)
Net loss		(417,200)				(8,023,700)
Effect of Restatement [Member] | Common Stocks [Member]
Net loss						0
Effect of Restatement [Member] | Retained Earning (Accumulated Deficit) [Member]
Net loss		(417,200)				(8,023,700)
As Filed [Member]
Balance, amount		24,773,700				25,561,800	26,224,800
Balance, amount		25,561,800		25,561,800	26,224,800	26,224,800
Net loss		(1,292,000)				(5,644,400)
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount						2,727,200
Foreign currency translation adjustment		(118,300)				(86,200)
Unrealized holding loss on investment securities, net of tax		4,100				(10,200)
Stock-based compensation		618,100				2,350,600
As Filed [Member] | Common Stocks [Member]
Balance, amount		351,200				351,200	$ 324,000
Balance, amount		$ 351,200		$ 351,200	$ 324,000	$ 324,000
Balance, shares		7,023,401				7,023,401	6,477,945
Balance, shares		7,023,401		7,023,401	6,477,945	6,477,945
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), shares						545,456
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount						$ 27,200
As Filed [Member] | Treasury Stocks [Member]
Balance, amount		$ 52,400				52,400	$ 52,400
Balance, amount		$ 52,400		$ 52,400	$ 52,400	$ 52,400
Balance, shares		19,802				19,802	19,802
Balance, shares		19,802		19,802	19,802	19,802
As Filed [Member] | Additional Paids-In Capital [Member]
Balance, amount		$ 32,282,200				$ 31,664,100	$ 26,613,500
Balance, amount		31,664,100		$ 31,664,100	$ 26,613,500	26,613,500
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount						2,700,000
Stock-based compensation		618,100				2,350,600
As Filed [Member] | Accumulated others comprehensive loss [Member]
Balance, amount		(219,800)				(105,600)	(9,200)
Balance, amount		(105,600)		(105,600)	(9,200)	(9,200)
Foreign currency translation adjustment		(118,300)				(86,200)
Unrealized holding loss on investment securities, net of tax		4,100				(10,200)
As Filed [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount		(7,587,500)				(6,295,500)	$ (651,100)
Balance, amount		(6,295,500)		(6,295,500)	$ (651,100)	(651,100)
Net loss		(1,292,000)				(13,668,100)
As Restated [Member]
Balance, amount		16,332,800				17,538,100
Balance, amount		17,538,100		17,538,100
Net loss		(1,709,200)				(13,668,100)
Foreign currency translation adjustment		(118,300)				(86,200)
As Restated [Member] | Common Stocks [Member]
Balance, amount		351,200				$ 351,200
Balance, amount		$ 351,200		$ 351,200
Balance, shares		7,023,401				7,023,401
Balance, shares		7,023,401		7,023,401
As Restated [Member] | Treasury Stocks [Member]
Balance, amount		$ 52,400				$ 52,400
Balance, amount		$ 52,400		$ 52,400
Balance, shares		19,802				19,802
Balance, shares		19,802		19,802
As Restated [Member] | Additional Paids-In Capital [Member]
Balance, amount		$ 32,282,200				$ 31,664,100
Balance, amount		31,664,100		$ 31,664,100
As Restated [Member] | Accumulated others comprehensive loss [Member]
Balance, amount		(219,800)				(105,600)
Balance, amount		(105,600)		(105,600)
As Restated [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount		(16,028,400)				$ (14,319,200)
Balance, amount		$ (14,319,200)		$ (14,319,200)